PREPAID EXPENSES AND OTHER ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
PREPAID EXPENSES AND OTHER ASSETS, NET
Schedule of Prepaid expenses and other assets
	December 31,	December 31,
	2023	2022

Security deposits	83,691	59,774
Prepaid expenses	15,548	44,656
Other receivables[1]	197,340	138,330
Subtotal	296,579	242,760
Allowance for doubtful accounts	(181,847)	(120,353)
Prepaid expenses and other current assets, net	$114,732	$122,407

Schedule of movement of allowance for doubtful accounts
	December 31,	December 31,
	2023	2022
Movement of allowance for doubtful accounts
Beginning balance	$120,353	-
Movements during the period	65,105	122,930
Exchange rate difference	(3,611)	(2,577)
Ending balance	$181,847	$120,353